Basic and Diluted Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
NET LOSS PER SHARE
Basic and Diluted Net Income (Loss) Per Share

NOTE 12 – BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the three-month periods ended:

	Three-months ended September 30, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(1,880,394)	63,610,949	$(0.03)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(1,880,394)	63,610,949	$(0.03)

	Three-months ended September 30, 2013
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(1,348,340)	33,229,093	$(0.04)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(1,348,340)	33,229,093	$(0.04)

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the nine-month periods ended:

	Nine-months ended September 30, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(15,186,393)	59,019,453	$(0.26)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(15,186,393)	59,019,453	$(0.26)

	Nine-months ended September 30, 2013
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(2,849,861)	33,229,093	$(0.09)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(2,849,861)	33,229,093	$(0.09)

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive for the three and nine-month periods ended:

	September 30, 2014	September 30, 2013
Common stock options	23,762,946	15,050,500
Common stock warrants	28,405,782	-
Total common stock equivalents	52,168,728	15,050,500

NOTE 13 – BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the years ended December 31,:

	2013	2012
Net loss attributable to common shareholders, basic	$(4,361,165)	$(2,543,390)
Net loss attributable to common shareholders, diluted	$(4,361,165)	$(2,543,390)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic	9,488,227	9,488,227

Dilutive effect of common stock options	-	-
Weighted-average shares used to compute net loss per share attributable to common stockholders, diluted	9,488,227	9,488,227

Net loss per share attributable to common stockholders, basic	$(0.46)	$(0.27)
Net loss per share attributable to common stockholders, diluted	$(0.46)	$(0.27)

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive:

	December 31, 2013	December 31, 2012
Common stock options	15,290,486	15,290,486